INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 69,113,000
Deferred tax assets, gross	31,818,065
Deferred tax assets, valuation allowance	31,818,065	31,867,922
Change in valuation allowance	$ 49,857
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration date	2013
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration date	2032